Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	KIRR MARBACH PARTNERS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001071196
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
Kirr, Marbach Partners Value Fund (Prospectus Summary) | Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KMVAX